Revenue- Breakdown by segment (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Revenue breakdown
Revenue	$ 56,152	¥ 376,844	¥ 250,266	¥ 158,273
Customer management services
Revenue breakdown
Revenue		165,616	128,898	89,287
Commission
Revenue breakdown
Revenue		81,086	52,411	37,848
Logistics services
Revenue breakdown
Revenue		23,397	6,759
Core commerce
Revenue breakdown
Revenue		323,400	214,020	133,880
Core commerce | Logistics services | Cainiao Network
Revenue breakdown
Revenue		14,885	6,759
Core commerce | Local consumer services
Revenue breakdown
Revenue		18,058
Core commerce | Others
Revenue breakdown
Revenue		5,129	2,697	755
Core commerce | PRC | Retail
Revenue breakdown
Revenue		247,615	176,559	114,109
Core commerce | PRC | Retail | Customer management services
Revenue breakdown
Revenue		145,684	114,285	77,530
Core commerce | PRC | Retail | Commission
Revenue breakdown
Revenue		61,847	46,525	34,066
Core commerce | PRC | Retail | Others
Revenue breakdown
Revenue		40,084	15,749	2,513
Core commerce | PRC | Wholesale
Revenue breakdown
Revenue		9,988	7,164	5,679
Core commerce | International | Retail
Revenue breakdown
Revenue		19,558	14,216	7,336
Core commerce | International | Wholesale
Revenue breakdown
Revenue		8,167	6,625	6,001
Cloud computing
Revenue breakdown
Revenue		24,702	13,390	6,663
Digital media and entertainment
Revenue breakdown
Revenue		24,077	19,564	14,733
Innovation initiatives and others
Revenue breakdown
Revenue		¥ 4,665	¥ 3,292	¥ 2,997